Depreciation and Amortization	12 Months Ended
Dec. 31, 2019
Depreciation and Amortization
Depreciation and Amortization

(14) Depreciation and Amortization

Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31, 2019		December 31, 2018	December 31, 2017
	RMB	US$	RMB	RMB
Cost of goods sold	15,473	2,222	18,985	16,981
Selling expenses	—	—	—	11
Administrative expenses	25,978	3,732	25,524	25,885

	41,451	5,954	44,509	42,877